Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net sales	$ 20,273,277	$ 23,116,584	$ 26,887,689	$ 17,551,040	$ 17,206,880	$ 16,432,243	$ 15,847,473	$ 14,606,252	$ 87,828,590	$ 64,092,848	$ 64,616,001
UNITED STATES
Net sales									74,778,141	51,558,474	51,379,528
Non-US [Member]
Net sales									$ 13,050,449	$ 12,534,374	$ 13,236,473